April 30, 2001


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company File No. 333-25289 Submission Pursuant to Rule 497(j) under the Securities Act of 1933

Ladies and Gentlemen:

        In lieu of filing the form of prospectus and Statement of Additional Information for Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (the Account) pursuant to paragraph (c ) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

        (1)    the form of prospectus and Statement of Additional
               Information that would have been filed under paragraph (c ) of rule 497 does not differ from that contained in post-effective amendment no. 6 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

        (2) the text of post-effective amendment no. 6 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 23, 2001.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-4285.

Variable Annuity - 1 Series Account of First Great-West Life & Annuity Insurance Company (Registrant)

By:     /s/ Arnie A. Beckman
        --------------------
        (Arnie A. Beckman)
        Attorney
        First Great-West Life & Annuity Insurance Company